SCHEDULE OF CONVERTIBLE NOTE DERIVATIVE (Details) - Derivative [Member] - Fair Value, Inputs, Level 3 [Member] - Visiox Pharmaceuticals, Inc. [Member]	Mar. 31, 2024	Dec. 31, 2023	Dec. 03, 2023
Probability [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability measurement input	0.00	1.50	1.50
Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability measurement input	0.00	0.37	0.40
Present Value Factor [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability measurement input	0.00	0.95	0.95